Prohibited Transactions	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Prohibited Transactions
Prohibited Transactions

8. Prohibited Transactions

The Bank was delinquent in remitting certain participant deferrals to the Plan totaling $135 for 2025. The DOL considers late deposits to be prohibited transactions. The Company will file Form 5330 with the IRS and pay the required excise tax on the transactions. In addition, participant accounts have started to be credited with the amount of investment income that would have been earned had the participant contribution been remitted on a timely basis.